Trade payables - Additional information (Details) € in Millions	6 Months Ended
Jun. 30, 2026 EUR (€)
Trade payables.
Increase (Decrease) in total trade payables	€ (1.1)
Increase (Decrease) In invoice to be received.	(1.8)
Increase (Decrease) In Trade payables.	€ 0.7